UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4427
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Waddell & Reed Advisors Municipal High Income Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2007

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
March 31, 2007

Waddell & Reed Advisors Municipal High Income Fund

3	President's Letter
5	Illustration of Fund Expenses
7	Portfolio Highlights
9	Investments
30	Statement of Assets and Liabilities
31	Statement of Operations
32	Statement of Changes in Net Assets
33	Financial Highlights
37	Notes to Financial Statements
44	Report of Independent Registered Public Accounting Firm
45	Proxy Voting Information
46	Quarterly Portfolio Schedule Information

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Municipal High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current Waddell & Reed Advisors Municipal High Income Fund, Inc. prospectus and current Fund performance information.

President's Letter
      March 31, 2007

Dear Shareholder:

Stock markets around the globe generally provided attractive returns over the past six months, even as week to week it seemed the degree of price fluctuation accelerated. Most bond markets, meanwhile, were relatively flat. Concerns regarding monthly inflation reports, energy prices, Federal Reserve policy and increased defaults on housing debt were among the short-term factors that seemed to worry some fixed-income investors.

Enclosed is our report on your Waddell & Reed Advisors Fund's operations for the six months ended March 31, 2007. This past fiscal period the S&P 500 Index advanced 6.4 percent, led by a 20.9 percent rise in materials stocks. Energy stocks were strong, too, as the price of oil gyrated. Health care and financials were generally the weakest stock sectors during the six-month period. In fixed-income markets, prices of lower rated securities softened in some sectors as overall economic growth slowed.

Seasons change, growth continues

As we enter spring, gasoline prices have risen again to above $2.50 a gallon in many locations. However, the latest round of volatility at the pump pales in comparison to the situation last summer, when more than $3 a gallon was briefly the norm, and the U.S. seemed threatened with significantly higher inflation. Overall, the economic news of the past year has been good, including:

  Moderate oil prices
  Corporate profits remained solid, rising around 10%
  Low inflation and
  Improving trade and federal deficits.

Our Economic Snapshot chart highlights five selected indicators. As you can see, there's much to be thankful for, as well as a case for optimism about the future. Compared to six months earlier, a slightly smaller percentage of people in the U.S. are unemployed. Inflation is lower. The cost of financing a home is slightly lower. Overall economic growth is slower, however, while oil prices have risen.

Economic Snapshot
	3-31-2007	9-30-2006

U.S. unemployment rate	4.40%	4.60%
Inflation (U.S. Consumer Price Index)	2.80%	3.00%
U.S. GDP	1.30%	3.00%
30-year fixed mortgage rate	6.13%	6.18%
Oil price per barrel	$65.87	$62.91

Source: Bloomberg, U.S. Department of Labor

The U.S. Consumer Price Index is the government's measure of the change in the retail cost of goods and services. Gross domestic product measures year-over-year changes in the output of goods and services. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

Stock valuations generally appear reasonable, in our view, especially given profit levels and still low U.S. interest rates. We see an attractive path ahead for diversified investors in 2007, although one that might be marked by a few unexpected curves. As always, we believe that maintaining a well-rounded portfolio remains an important component of securing your long-term financial future.

Our seven decades of expertise

In 2007, we mark the Waddell & Reed organization's 70th anniversary, and more than four decades since the founding of the first Waddell & Reed Advisors fixed-income fund. We have deep resources focused on helping you achieve your long-term financial goals. At Waddell & Reed, we are committed to offering you a financial planning philosophy that emphasizes participation in positive markets as well as a very strong effort to manage risk. To help accomplish this, we have a research culture focused on fundamental excellence.

Thank you for your continued confidence in us.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

MUNICIPAL HIGH INCOME FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2007.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

For the Six Months Ended March 31, 2007	Beginning Account Value 9-30-06	Ending Account Value 3-31-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,025.40	0.98%	$4.96
Class B	1,000	1,021.00	1.83	9.20
Class C	1,000	1,020.80	1.89	9.50
Class Y	1,000	1,026.60	0.74	3.75
Based on 5% Return (2)
Class A	$1,000	$1,020.06	0.98%	$4.95
Class B	1,000	1,015.79	1.83	9.17
Class C	1,000	1,015.53	1.89	9.47
Class Y	1,000	1,021.23	0.74	3.74

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended March 31, 2007, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF MUNICIPAL HIGH INCOME FUND

Portfolio Highlights

On March 31, 2007, Waddell & Reed Advisors Municipal High Income Fund, Inc. had net assets totaling $517,548,338 invested in a diversified portfolio.

As a shareholder of the Fund, for every $100 you had invested on March 31, 2007, your Fund owned:

Life Care/Nursing Center Revenue Bonds	$14.27
Housing Revenue Bonds	$14.17
Special Tax Bonds	$12.71
Industrial Development Revenue/Pollution Control Bonds	$12.55
Other Municipal Bonds	$12.19
Hospital Revenue Bonds	$11.58
Prerefunded ETM Bonds	$8.95
City General Obligation Bonds	$5.99
Airport Revenue Bonds	$2.96
Education Revenue Bonds	$2.59
Cash and Cash Equivalents	$2.04

On March 31, 2007, the breakdown of bonds (by ratings) held by the Fund was as follows:

AAA	20.43%
AA	5.62%
A	5.10%
BBB	26.06%
BB	21.65%
B	16.29%
Below B	2.81%
Cash and Cash Equivalents	2.04%

Ratings reflected in the wheel are taken from the following sources in order of preference: Standard & Poor's, Moody's or management's internal ratings, where no other ratings are available.

2007 Tax Year Taxable Equivalent Yields(1)
If your Taxable Income is:						Your Marginal Tax Bracket	Equivalent Tax Free Yields
Joint Return			Single Return			Is	3%	4%	5%	6%

$0	-	15,650	$0	-	7,825	10%	3.33%	4.44%	5.56%	6.67%
$15,651	-	63,700	$7,826	-	31,850	15%	3.53%	4.71%	5.88%	7.06%
$63,701	-	128,500	$31,851	-	77,100	25%	4.00%	5.33%	6.67%	8.00%
$128,501	-	195,850	$77,101	-	160,850	28%	4.17%	5.56%	6.94%	8.33%
$195,851	-	349,700	$160,851	-	349,700	33%	4.48%	5.97%	7.46%	8.96%
$349,701 and above			$349,701 and above			35%	4.62%	6.15%	7.69%	9.23%

(1)Table is for illustration only and does not represent the actual performance of Waddell & Reed Advisors Municipal High Income Fund, Inc.

Rates shown reflect federal income tax brackets only. Depending on your state of residence and whether you are subject to the federal or state alternative minimum taxes, yields shown may be higher or lower.

The Investments of Municipal High Income Fund
March 31, 2007
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 2.97%
Arizona Health Facilities Authority, Hospital Revenue Bonds:
John C. Lincoln Health Network, Series 2000,
7.0%, 12-1-25	$3,500	$3,954,090
Phoenix Children's Hospital, Series 2007C,
4.65%, 2-1-42*	2,500	2,526,500
The Industrial Development Authorities of the County of Pima and the City of Tucson, Arizona, Joint Single Family Mortgage Revenue Bonds, Series 2007 A-1,
5.1%, 7-1-38	4,000	4,192,600
The Industrial Development Authorities of the City of Tucson, Arizona and the County of Pima, Joint Single Family Mortgage Revenue Bonds, Series 2006A-1,
5.35%, 1-1-38	2,000	2,123,140
The Industrial Development Authority of the City of Tucson, Arizona, Education Revenue Bonds (Arizona Agribusiness and Equine Center, Inc. Project), Series 2004A,
6.125%, 9-1-34	1,380	1,431,819
The Industrial Development Authority of the County of Pima, Education Revenue Bonds (Noah Webster Basic School Project), Series 2004A,
6.125%, 12-15-34	1,115	1,171,698
		15,399,847
California - 4.52%
CRHMFA Homebuyers Fund, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program):
Series 2007 C,
5.3%, 2-1-49	9,410	10,085,920
Series 2007 A,
5.45%, 2-1-48	3,200	3,489,472
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds:
Series 2003A-1 (Fixed Rate),
6.75%, 6-1-39	6,600	7,699,098
Series 2007A-1 Senior Current Interest Bonds,
5.75%, 6-1-47	1,000	1,064,010
California Municipal Finance Authority, Education Revenue Bonds (American Heritage Education Foundation Project), Series 2006A,
5.25%, 6-1-36	1,000	1,034,460
		23,372,960
Colorado - 9.82%
City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2002E:
5.25%, 11-15-13	6,000	6,392,160
5.25%, 11-15-14	4,000	4,255,200
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds:
Collegiate Academy of Colorado Project, A Charter School Created by Jefferson County School District R-1, Jefferson County, State of Colorado, Series 2002:
7.5%, 12-15-31	3,000	3,292,290
7.375%, 12-15-21	1,000	1,094,240
Stargate Charter School Project, Series 2002:
6.0%, 5-1-22	1,605	1,799,510
6.125%, 5-1-33	1,000	1,127,930
Rampart Range Metropolitan District No. 1 (in the City of Lone Tree, Colorado), Revenue Bonds (Rampart Range Metropolitan District No. 2 Project), Series 2001,
7.75%, 12-1-26	4,300	4,698,008
Aspen Grove Business Improvement District in the City of Littleton, Colorado, Limited Tax General Obligation Bonds, Series 2001,
7.625%, 12-1-25	3,450	3,587,655
Pine Bluffs Metropolitan District (in the Town of Parker), Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2004,
7.25%, 12-1-24	3,325	3,414,742
Granby Ranch Metropolitan District (in the Town of Granby, Colorado), Limited Tax General Obligation Bonds, Series 2006,
6.75%, 12-1-36	3,000	3,078,840
Colorado Health Facilities Authority, Revenue Bonds (Christian Living Communities Project), Series 2006A:
5.75%, 1-1-37	1,500	1,568,715
5.25%, 1-1-16	1,180	1,215,329
Southlands Metropolitan District No. 1 (in the City of Aurora), Arapahoe County, Colorado, General Obligation Bonds (Limited Tax Convertible to Unlimited Tax), Series 2004,
7.125%, 12-1-34	2,000	2,193,120
Wildgrass Metropolitan District (In the City and County of Broomfield, Colorado), General Obligation (Limited Tax Convertible to Unlimited Tax) Refunding Bonds, Series 2007,
6.2%, 12-1-34	2,000	2,150,180
Tallgrass Metropolitan District, Arapahoe County, Colorado, General Obligation (Limited Tax Convertible to Unlimited Tax) Refunding and Improvement Bonds, Series 2007,
5.25%, 12-1-37	1,925	1,933,547
Sorrel Ranch Metropolitan District (in the City of Aurora), Arapahoe County, Colorado, General Obligation (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2006,
5.75%, 12-1-36	1,445	1,477,093
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Series 2003,
6.05%, 12-1-33	1,245	1,301,672
Copperleaf Metropolitan District No. 2, Arapahoe County, Colorado, General Obligation (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2006,
5.95%, 12-1-36	1,250	1,288,775
Church Ranch Metropolitan District, City of Westminster, Colorado, General Obligation Limited Tax Bonds, Series 2003,
6.0%, 12-1-33	1,260	1,281,344
Fallbrook Metropolitan District (in the City of Thornton, Colorado), General Obligation (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2006,
5.625%, 12-1-26	1,200	1,208,520
Piney Creek Village Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds (Limited Tax Convertible to Unlimited Tax), Series 2005,
5.5%, 12-1-35	1,100	1,117,325
Tallyn's Reach Metropolitan District No. 3 (in the City of Aurora, Colorado), Limited Tax (Convertible to Unlimited Tax), General Obligation Bonds, Series 2004,
6.75%, 12-1-33	1,000	1,055,140
Cordillera Metropolitan District, General Obligation Bonds, Series 2000B,
6.2%, 12-1-20	280	297,646
		50,828,981
Connecticut - 1.52%
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1-1-14	5,250	5,252,835
Connecticut Development Authority, Pollution Control Revenue Refunding Bonds (The Connecticut Light and Power Company Project - 1993B Series),
5.95%, 9-1-28	2,500	2,612,200
		7,865,035
Delaware - 0.22%
Sussex County, Delaware, Adjustable Rate First Mortgage Revenue Bonds (Cadbury at Lewes Project), Series 2006B:
6.0%, 1-1-35	700	736,470
5.9%, 1-1-26	375	392,546
		1,129,016
Florida - 1.40%
Capital Projects Finance Authority, Continuing Care Retirement Community, Revenue Bonds (Capital Projects Loan Program - The Glenridge on Palmer Ranch Project), Fixed Rate Revenue Bonds, Series 2002A,
8.0%, 6-1-32	5,000	5,983,400
Lee County Industrial Development Authority (Florida), Healthcare Facilities Revenue Bonds, Series 2006 (Shell Point/Alliance Obligated Group), (Shell Point Village Project),
5.125%, 11-15-36	1,250	1,278,025
		7,261,425
Georgia - 1.33%
Brunswick and Glynn County Development Authority, First Mortgage Revenue Bonds (Coastal Community Retirement Corporation - Marsh's Edge Project), Series 2004A,
7.25%, 1-1-35	4,625	4,602,337
Savannah Economic Development Authority, First Mortgage Revenue Bonds (The Marshes of Skidaway Island Project), Series 2003A:
7.4%, 1-1-34	1,650	1,751,442
7.4%, 1-1-24	510	543,318
		6,897,097
Illinois - 3.37%
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001:
6.35%, 12-15-24	2,975	3,146,122
6.05%, 12-15-19	1,000	1,048,500
City of Chicago, Collateralized Single Family Mortgage Revenue Bonds, Series 2006E,
5.5%, 12-1-42	3,000	3,209,910
Southwestern Illinois Development Authority, Senior Care Facility Revenue Bonds, Series 2006 (Eden Retirement Center, Inc. Project),
5.85%, 12-1-36	2,675	2,742,196
Illinois Finance Authority, Revenue Bonds:
Series 2005A (The Landing at Plymouth Place Project),
6.0%, 5-15-25	1,500	1,590,600
Three Crowns Park Project, Revenue Bonds Series 2006A,
5.875%, 2-15-26	1,000	1,045,930
Illinois Health Facilities Authority Series 2003A-1 (Villa St. Benedict Project),
6.9%, 11-15-33	2,000	2,168,460
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C (Tax-Exempt),
5.5%, 1-1-21	2,000	2,127,480
Township High School District 214, Cook County, Illinois, General Obligation Limited School Bonds, Series 1998 (Capital Appreciation Bonds),
0.0%, 12-1-14	500	355,760
		17,434,958
Indiana - 0.41%
City of Whiting (Indiana), Redevelopment District Tax Increment Revenue Bonds, Series 2006 (Standard Avenue Project),
5.35%, 1-15-27	2,165	2,149,152

Iowa - 2.08%
City of Cedar Rapids, Iowa:
First Mortgage Revenue Bonds, Series 1998-A (Cottage Grove Place Project),
5.875%, 7-1-28	5,000	4,169,050
First Mortgage Adjustable Revenue Bonds, Series 2004 (Cottage Grove Place Project),
6.5%, 7-1-33	2,655	2,569,881
Scott County, Iowa, Revenue Refunding Bonds (Ridgecrest Village), Series 2006,
5.25%, 11-15-21	2,650	2,749,110
City of Coralville, Iowa (Coralville Marriott Hotel and Convention Center), Certificates of Participation Evidencing Undivided Proportionate Interests in
Base Lease Payments Pursuant to a Lease
Purchase Agreement, Series 2006D,

5.25%, 6-1-26	1,200	1,265,028
		10,753,069
Kansas - 9.51%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program):
Series 2006B-1 Bonds,
5.3%, 12-1-38	5,000	5,299,600
Series 2006B-2 Bonds,
5.25%, 12-1-38	5,000	5,278,750
Series 2006B-3 Bonds,
5.25%, 12-1-38	5,000	5,259,950
Series 2006B-4 Bonds,
5.55%, 12-1-38	4,750	5,178,308
Series 2006A-3,
5.3%, 12-1-28	2,970	3,116,094
City of Olathe, Kansas:
Senior Living Facility Revenue Bonds:
Catholic Care Campus, Inc., Series 2006A,
6.0%, 11-15-38	4,750	5,034,335
Aberdeen Village, Inc., Series 2000A,
8.0%, 5-15-30	3,255	3,716,819
Transportation Development District Sales Tax Revenue Bonds (The Olathe Gateway TDD No. 1a Project), Series 2006:
5.0%, 12-1-28	2,000	1,979,000
5.0%, 12-1-16	1,325	1,338,065
Special Obligation Tax Increment Revenue Bonds (The Olathe Gateway TIF Area 1 Project), Series 2006,
5.0%, 3-1-16	100	100,926
University of Kansas Hospital Authority, Health Facilities Refunding and Improvement Revenue Bonds (KU Health System), Series 2006,
5.0%, 9-1-36	5,000	5,174,300
City of Lawrence, Kansas, Hospital Revenue Bonds, Series 2006 (The Lawrence Memorial Hospital):
5.125%, 7-1-36	2,200	2,299,484
5.125%, 7-1-26	1,000	1,059,170
Wilson County, Kansas, Hospital Revenue Bonds, Series 2006,
6.2%, 9-1-26	1,800	1,953,918
Certificates of Participation, Series 1998A, Evidencing Proportionate Interests of the Owners Thereof in Rental Payments to be Made by the City of Spring Hill, Kansas, to Spring Hill Golf Corporation:
6.5%, 1-15-28 (A)	4,235	1,609,300
6.375%, 1-15-20 (A)	120	45,600
5.75%, 1-15-06 (A)	75	28,500
City of Junction City, Kansas, Certificates of Participation, Series 2006,
4.25%, 9-1-22	795	774,783
		49,246,902
Louisiana - 1.04%
Calcasieu Parish Public Trust Authority, Single Family Mortgage Revenue Bonds (Guaranteed Mortgage-Backed Securities Program), Series 2006B,
5.35%, 9-1-38	4,000	4,325,360
Louisiana Public Facilities Authority, Refunding Revenue Bonds (Pennington Medical Foundation Project), Series 2006,
5.0%, 7-1-21	1,000	1,051,300
		5,376,660
Maine - 1.03%
Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Piper Shores Issue, Series 1999A,
7.55%, 1-1-29	5,000	5,324,000

Maryland - 0.26%
City of Gaithersburg (Maryland), Economic Development Refunding Revenue Bonds (Asbury Maryland Obligated Group), Series 2006A,
5.125%, 1-1-36	1,300	1,333,488

Massachusetts - 1.29%
Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds (Ogden Haverhill Project), Series 1998A Bonds:
5.6%, 12-1-19	2,500	2,595,475
5.5%, 12-1-13	1,000	1,039,710
Massachusetts Development Finance Agency, First Mortgage Revenue Refunding Bonds, Reeds Landing Project, Series 2006,
5.75%, 10-1-31	3,000	3,020,370
		6,655,555
Michigan - 1.24%
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group):
Series 1998A,
5.75%, 9-1-17	2,820	2,884,240
Series 2007A,
5.0%, 8-15-38	1,500	1,482,105
Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds (Michigan Technical Academy Project), Series 2006:
6.375%, 2-1-26	1,000	1,021,180
6.5%, 2-1-36	1,000	1,015,970
		6,403,495
Minnesota - 0.71%
Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facility Revenue Bonds, Series 2006 (Healthpartners Obligated Group Project),
5.25%, 5-15-36	3,500	3,669,435

Mississippi - 0.40%
Mississippi Hospital Equipment and Facilities Authority, Hospital Refunding and Improvement Revenue Bonds (South Central Regional Medical Center), Series 2006:
5.25%, 12-1-21	1,350	1,429,609
5.0%, 12-1-15	590	618,255
		2,047,864
Missouri - 15.82%
Missouri Development Finance Board:
Infrastructure Facilities Revenue Bonds:
City of St. Joseph, Missouri - Sewerage System Improvements Project, Series 2004C,
5.0%, 3-1-25	3,500	3,611,755
City of Branson, Missouri (Branson Landing Project):
Series 2004A:
5.5%, 12-1-24	2,000	2,113,600
5.625%, 12-1-28	1,000	1,064,360
Series 2005A,
6.0%, 6-1-20	1,000	1,153,050
City of Independence, Missouri, Eastland Center Project:
Phase II, Series 2002B,
6.0%, 4-1-21	2,100	2,180,451
Phase IV, Series 2000B,
5.125%, 4-1-22	875	916,720
Santa Fe Redevelopment Project, Series 2001,
5.25%, 4-1-23	2,500	2,615,175
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Continued):
City of St. Joseph, Missouri - Triumph Foods, LLC Project, Series 2004A:
6.0%, 3-1-15	1,000	1,056,790
5.25%, 3-1-25	500	517,890
City of Independence, Missouri - Crackerneck Creek Project, Series 2006C,
5.0%, 3-1-28	1,100	1,139,138
Research Facility Revenue Bonds, Series 2007 (Midwest Research Institute Project),
4.5%, 11-1-27	3,500	3,408,195
City of Harrisonville, Missouri, Tax Increment Financing Improvement Revenue Notes (Harrisonville Towne Center Project), Series 2005,
5.0%, 7-1-07	6,860	6,868,095
The Industrial Development Authority of the City of Kansas City, Missouri: Health Care Facilities First Mortgage Revenue Bonds (The Bishop Spencer Place, Incorporated Project), Series 1994:
6.5%, 1-1-35	1,500	1,606,035
6.25%, 1-1-24	1,000	1,062,190
Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	2,500	2,574,775
City of Jennings, Missouri, Tax Increment and Community Improvement Refunding Revenue Bonds, Series 2006 (Northland Redevelopment Area Project):
5.0%, 11-1-23	2,780	2,777,415
4.75%, 11-1-16	1,750	1,744,610
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project): Series 2004:
6.0%, 3-1-19	2,610	2,756,056
6.25%, 3-1-24	1,000	1,056,670
Series 2006,
5.625%, 3-1-25	600	613,674
City of Des Peres, Missouri, Tax Increment Refunding Revenue Bonds, Series 2002A (West County Center Project),
5.75%, 4-15-20	4,000	4,110,280
Crossings Community Improvement District, Revenue Bonds (Wildwood, Missouri), Series 2006,
5.0%, 3-1-26	3,650	3,752,893
The Industrial Development Authority of the City of Cameron, Missouri, Health Facilities Revenue Bonds (Cameron Community Hospital), Series 2000,
6.25%, 12-1-21	3,250	3,492,287
The Industrial Development Authority of St. Joseph, Missouri, Healthcare Revenue Bonds (Living Community of St. Joseph Project), Series 2002,
7.0%, 8-15-32	3,000	3,114,750
The Industrial Development Authority of the City of Branson, Missouri, Tax Increment Revenue Bonds, Series 2006A (Branson Shoppes Redevelopment Project),
5.95%, 11-1-29	3,000	2,996,730
M150 and 135th Street Transportation Development District Transportation Sales Tax Revenue Bonds (State Line Station Project-Kansas City, Missouri), Series 2004,
6.0%, 10-1-34	2,700	2,799,549
City of Lake Ozark, Missouri, Neighborhood Improvement District Bonds (Osage National Project), Series 2005:
6.1%, 3-1-25	1,390	1,431,144
5.6%, 3-1-17	685	696,330
5.6%, 3-1-11	350	349,513
City of Chillicothe, Missouri, Tax Increment Revenue Bonds (South U.S. 65 Project), Series 2006:
5.625%, 4-1-27	1,500	1,536,660
5.625%, 4-1-24	860	889,102
The City of Nevada, Missouri (Nevada Regional Medical Center), Hospital Revenue Bonds, Series 2001,
6.75%, 10-1-22	2,000	2,258,400
City of Ballwin, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002A (Ballwin Town Center Redevelopment Project),
6.25%, 10-1-17	2,200	2,246,178
City of Riverside, Missouri, L-385 Levee Redevelopment Plan, Tax Increment Revenue Bonds (L-385 Levee Project), Series 2004,
5.25%, 5-1-20	2,000	2,052,840
City of Maplewood, Missouri, Tax Increment Refunding Revenue Bonds, Series 2005 (Maplewood South Redevelopment Area Project),
5.75%, 11-1-26	1,700	1,762,152
North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006,
5.0%, 1-1-26	1,545	1,558,163
The St. Charles Riverfront Transportation Development District, St. Charles, Missouri, Revenue Bonds (River Bluff Drive Improvement Project), Series 2005:
5.0%, 10-1-20	800	810,160
5.25%, 4-1-25	400	399,212
The Industrial Development Authority of the City of St. Louis, Missouri, Tax Increment Refunding Revenue Bonds, Series 2006 (Southtown Redevelopment Project),
5.125%, 5-1-26	1,200	1,202,124
The Industrial Development Authority of the City of Grandview, Missouri, Tax Increment Revenue Bonds, Series 2006 (Grandview Crossing Project 1),
5.75%, 12-1-28	1,000	1,042,120
The Industrial Development Authority of the City of Hannibal, Missouri, Health Facilities Refunding Revenue Bonds (Hannibal Regional Hospital), Series 2006,
5.0%, 3-1-22	1,000	1,040,790
City of Liberty, Missouri, Tax Increment Revenue Bonds, (Liberty Triangle Project), Series 2004,
5.75%, 9-1-24	750	762,397
Broadway-Fairview Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
6.125%, 12-1-36	400	417,588
The Strother Interchange Transportation Development District, Lee's Summit, Missouri, Revenue Bonds (District Road Improvement Project), Series 2006,
5.0%, 5-1-24	290	295,713
		81,853,719
Nevada - 0.70%
Clark County, Nevada, Special Improvement District No. 142 (Mountain's Edge), Local Improvement Bonds, Series 2003:
5.8%, 8-1-15	1,990	2,055,033
6.375%, 8-1-23	1,495	1,545,337
		3,600,370
New Hampshire - 0.65%
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A:
5.75%, 7-1-22	2,000	2,150,660
5.0%, 7-1-12	625	643,519
Lisbon Regional School District, New Hampshire, General Obligation Capital Appreciation School Bonds,
0.0%, 2-1-13	635	551,891
		3,346,070
New Jersey - 4.51%
New Jersey Economic Development Authority:
Economic Development Bonds, Kapkowski Road Landfill Reclamation Improvement District Project (City of Elizabeth), Series 1998A (Non-AMT):
5.5%, 4-1-12	5,685	5,904,668
6.375%, 4-1-18	2,385	2,767,792
Special Facility Revenue Bonds (Continental Airlines, Inc. Project), Series 1999,
6.25%, 9-15-19	5,615	5,807,314
Fixed Rate First Mortgage Revenue Bonds (Lions Gate Project), Series 2005A:
5.875%, 1-1-37	1,230	1,278,831
5.75%, 1-1-25	710	739,153
Retirement Community Refunding Revenue Bonds (Seabrook Village, Inc. Facility), Series 2006,
5.25%, 11-15-36	1,000	1,017,390
Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003,
6.75%, 6-1-39	5,000	5,832,650
		23,347,798
New York - 7.89%
Trust Inverse Certificates, beneficial ownership in Tobacco Settlement Financing Corporation (State of New York), Asset-Backed Revenue Bonds, Series 2003B-1C (State Contingency Contract Secured),
5.5%, 6-1-18 (B)	15,000	16,081,800
Suffolk County Industrial Development Agency (New York):
Civic Facility Revenue Bonds:
Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	4,735	5,063,846
Series 1999A (The Southampton Hospital Association Civic Facility),
7.25%, 1-1-20	2,875	3,028,870
Continuing Care Retirement Community:
Fixed Rate Revenue Bonds (Peconic Landing at Southold, Inc. Project - Series 2000A),
8.0%, 10-1-20	2,000	2,199,360
First Mortgage Fixed Rate Revenue Bonds (Jefferson's Ferry Project - Series 1999A),
7.2%, 11-1-19	1,500	1,634,220
Revenue Refunding Bonds (Jefferson's Ferry Project - Series 2006),
5.0%, 11-1-28	1,200	1,227,456
Assisted Living Facility Revenue Bonds (Medford Hamlet Assisted Living Project), Series 2005,
6.375%, 1-1-39	2,000	2,077,800
New York City Industrial Development Agency, Special Facility Revenue Bonds, Series 2005 (American Airlines, Inc. John F. Kennedy International Airport Project),
7.75%, 8-1-31	3,500	4,240,880
Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	3,500	3,735,375
City of Yonkers Industrial Development Agency, Civic Facility Revenue Bonds (St. John's Riverside Hospital Project), Series 2001B,
7.125%, 7-1-31	1,455	1,562,234
		40,851,841
North Carolina - 2.09%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds:
Series 1999 D,
6.7%, 1-1-19	2,500	2,701,275
Refunding Series 2003 C,
5.5%, 1-1-14	2,000	2,175,620
Refunding Series 2003 A,
5.5%, 1-1-12	2,000	2,138,080
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Pennybyrn at Maryfield Project), Series 2005A Fixed Rate Bonds,
5.65%, 10-1-25	2,000	2,051,480
City of Durham, North Carolina, Multifamily Housing Revenue Bonds (Ivy Commons Project), Series 1997,
6.75%, 3-1-32 (A)	2,130	1,767,900
		10,834,355
Ohio - 0.90%
City of Toledo, Ohio, Multifamily Housing Mortgage Revenue Bonds, Series 1998-A (Hillcrest Apartments Project),
6.125%, 12-1-29	3,810	2,858,148
Toledo Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2004C (Toledo Express Airport Project),
6.375%, 11-15-32	1,650	1,791,141
		4,649,289
Oklahoma - 2.15%
Oklahoma County Home Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2006 Series A (AMT),
5.4%, 10-1-38	5,000	5,312,500
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds (Homeownership Loan Program),2006 Series B (AMT),
5.75%, 9-1-36	3,975	4,259,372
Oklahoma County Finance Authority, Retirement Facility Revenue Bonds (Concordia Life Care Community), Series 2005A,
6.125%, 11-15-25	1,500	1,549,710
		11,121,582
Oregon - 0.99%
Gilliam County, Oregon, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Waste Management Project), Series 2000A,
4.15%, 8-1-25	5,000	4,986,100
Myrtle Creek Building Authority, Gross Revenue Bonds, Series 1996A (Myrtle Creek Golf Course Project),
8.0%, 6-1-21 (A)	3,000	165,000
		5,151,100
Pennsylvania - 2.09%
Allegheny County Hospital Development Authority, Health System Revenue Bonds (West Penn Allegheny Health System), Series 2000B,
9.25%, 11-15-22	5,000	5,912,100
The Borough of Langhorne Manor, Higher Education and Health Authority (Bucks County, Pennsylvania), Hospital Revenue Bonds, Series of 1992 (The Lower Bucks Hospital):
7.3%, 7-1-12	3,370	3,458,665
7.35%, 7-1-22	1,400	1,436,260
		10,807,025
Rhode Island - 0.28%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.75%, 10-1-14	1,400	1,465,198

South Carolina - 3.64%
Tobacco Settlement Revenue Management Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001 B (Tax-Exempt),
6.375%, 5-15-28	11,750	12,597,528
McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 2006 (McCormick Health Care Center Project):
7.0%, 3-1-18	2,530	2,605,166
8.0%, 3-1-19 (C)	1,640	1,975,364
South Carolina Jobs-Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds (Hampton Regional Medical Center Project), Series 2006,
5.25%, 11-1-36	1,700	1,669,859
		18,847,917
Tennessee - 3.06%
Upper Cumberland Gas Utility District (of Cumberland County, Tennessee), Gas System Revenue Refunding Bonds, Series 2005:
6.9%, 5-1-29	3,750	3,927,113
6.8%, 5-1-19	1,955	2,046,259
Tennessee Housing Development Agency, Homeownership Program Bonds, 2006-2 (AMT),
5.75%, 1-1-37	4,000	4,277,520
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project):
Series 2002,
6.25%, 9-1-32	2,180	2,465,733
Series 2006C,
5.25%, 9-1-36	1,500	1,571,385
The Health, Educational and Housing Facility Board of the County of Shelby, Tennessee, Revenue Bonds (Trezevant Manor Project), Fixed Rate Revenue Bonds, Series 2006A,
5.75%, 9-1-37	1,500	1,541,580
		15,829,590
Texas - 6.87%
Dallas-Fort Worth International Airport Facility Improvement Corporation, American Airlines, Inc., Revenue Refunding Bonds:
Series 2000C,
6.15%, 5-1-29	6,565	6,626,645
Series 2000A,
8.5%, 5-1-29	3,500	3,643,605
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds:
The Village at Gleannloch Farms, Inc. Project, Series 2006A, Fixed Rate Bonds:
5.5%, 2-15-27	1,500	1,549,485
5.25%, 2-15-15	700	716,702
5.25%, 2-15-14	700	716,548
5.25%, 2-15-13	600	613,620
5.25%, 2-15-12	600	612,072
Legacy at Willow Bend Project, Series 2006A Fixed Rate Bonds:
5.75%, 11-1-36	1,500	1,559,250
5.25%, 11-1-12	1,000	1,025,180
5.25%, 11-1-11	500	511,805
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A, Fixed Rate Bonds:
7.5%, 11-15-29	4,000	4,437,240
7.25%, 11-15-19	1,000	1,103,140
Lubbock Health Facilities Development Corporation, Fixed Rate First Mortgage Revenue and Refunding Bonds (Carillon Senior LifeCare Community Project), Series 2005A,
6.625%, 7-1-36	5,000	5,174,050
AllianceAirport Authority, Inc., Special Facilities Revenue Refunding Bonds, Series 2007 (American Airlines, Inc. Project),
5.25%, 12-1-29	2,500	2,425,700
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 2006A,
6.0%, 11-15-36	1,750	1,868,405
City of Houston Health Facilities, Development Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project), Series 2004A, Fixed Rate Bonds,
7.0%, 2-15-26	1,500	1,671,225
Travis County Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Querencia at Barton Creek Project), Series 2005A Fixed Rate Bonds,
5.65%, 11-15-35	1,250	1,304,450
		35,559,122
Virginia - 1.74%
Industrial Development Authority of King George County, Virginia, Variable Rate Demand Solid Waste Disposal Revenue Bonds (King George Landfill, Inc. Project), Series 2003A,
4.1%, 6-1-23	4,000	3,984,960
Norfolk Redevelopment and Housing Authority:
Multifamily Rental Housing Facility Revenue Bonds, Series 1996 (1016 Limited Partnership - Sussex Apartments Project),
8.0%, 9-1-26	3,210	3,320,745
First Mortgage Revenue Bonds (Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project), Series 2004A:
6.125%, 1-1-35	1,100	1,153,955
6.0%, 1-1-25	500	524,485
		8,984,145
Washington - 0.60%
Port of Anacortes, Washington, Revenue and Refunding Bonds, 1998 Series A (AMT),
5.625%, 9-1-16	3,000	3,089,370

Wisconsin - 0.77%
Wisconsin Health and Educational Facilities Authority Revenue Bonds (Ascension Health Senior Credit Group), Series 2006A,
5.0%, 11-15-36	2,000	2,085,180
City of Superior, Wisconsin, Water Supply Facilities Revenue Refunding Bonds (Superior Water, Light and Power Company Project), Series 1996,
6.125%, 11-1-21	1,910	1,913,610
		3,998,790
Wyoming - 0.09%
Cheyenne Regional Airport Board, First Mortgage Bonds, Tax-Exempt Revenue Refunding Bonds, Series 2005B (AMT),
5.0%, 6-15-16	460	469,582

TOTAL MUNICIPAL BONDS - 97.96%		$506,955,802

(Cost: $491,639,894)

SHORT-TERM SECURITIES

Commercial Paper - 0.66%
Household - General Products
Fortune Brands Inc.,
5.5%, 4-2-07	$3,418	3,417,478

Municipal Obligations
Arizona - 0.02%
The Industrial Development Authority of the County of Maricopa, Variable Rate Demand Multifamily Housing Revenue Bonds (Gran Victoria Housing LLC Project), Series 2000A (Fannie Mae),
3.68%, 4-5-07*	100	100,000

Colorado - 0.90%
      Exempla General Improvement District, City of
           Lafayette, Colorado, Special Improvement
           District No.02-01, Special Assessment Revenue
           Refunding and Improvement Bonds, Series 2002
(Wells Fargo Bank, N. A.),
5.67%, 4-5-07*	3,870	3,870,000
Colorado Educational and Cultural Facilities Authority, Variable Rate Demand Public Radio Revenue Bonds (Community Wireless of Park City, Inc. Project), Series 2003 (U.S. Bank, N. A.),
3.7%, 4-4-07*	790	790,000
		4,660,000
Missouri - 0.67%
Health and Educational Facilities Authority of the State of Missouri, Variable Rate Demand Educational Facilities Revenue Bonds (Rockhurst University), Series 2002,
3.79%, 4-2-07*	3,500	3,500,000

Texas - 0.10%
Bexar County Housing Finance Corporation, Multifamily Housing Revenue Bonds (Mitchell Village Apartments Project), Series 2000A-1 (Fannie Mae),
3.68%, 4-4-07*	$500	500,000

Total Municipal Obligations - 1.69%		8,760,000

TOTAL SHORT-TERM SECURITIES - 2.35%		$12,177,478

(Cost: $12,177,478)

TOTAL INVESTMENT SECURITIES - 100.31%		$519,133,280

(Cost: $503,817,372)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.31%)		(1,584,942)

NET ASSETS - 100.00%		$517,548,338

Notes to Schedule of Investments
*Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.
(A)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(B)Underlying security in inverse floating rate trust certificates. (See Note 6 to financial statements.)
(C)Illiquid security. At March 31, 2007, the total value of illiquid securities amounted to 0.38% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      MUNICIPAL HIGH INCOME FUND
      March 31, 2007
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $503,817) (Notes 1 and 3)	$519,133
Cash	1
Receivables:
Interest	8,692
Fund shares sold	1,215
Prepaid and other assets	56

Total assets	529,097

LIABILITIES
Trust certificates (Note 6)	7,500
Payable for investment securities purchased	2,419
Payable to Fund shareholders	1,111
Dividends payable	147
Accrued service fee (Note 2)	101
Payable for interest expense and fees (Note 6)	100
Accrued shareholder servicing (Note 2)	51
Accrued management fee (Note 2)	14
Accrued accounting services fee (Note 2)	12
Accrued distribution fee (Note 2)	3
Other	91

Total liabilities	11,549

Total net assets	$517,548

NET ASSETS
$1.00 par value capital stock:
Capital stock	$101,290
Additional paid-in capital	427,560
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	277
Accumulated undistributed net realized loss on investment transactions	(26,895)
Net unrealized appreciation in value of investments	15,316

Net assets applicable to outstanding units of capital	$517,548

Net asset value per share (net assets divided by shares outstanding):
Class A	$5.11
Class B	$5.11
Class C	$5.11
Class Y	$5.11
Capital shares outstanding:
Class A	97,101
Class B	1,382
Class C	2,781
Class Y	26
Capital shares authorized	300,000

See Notes to Financial Statements.

Statement of Operations
      MUNICIPAL HIGH INCOME FUND
      For the Six Months Ended March 31, 2007
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$14,159

Expenses (Note 2):
Investment management fee	1,310
Service fee:
Class A	560
Class B	9
Class C	17
Shareholder servicing:
Class A	198
Class B	6
Class C	14
Class Y	– *
Interest and fees (Note 6)	147
Distribution fee:
Class A	6
Class B	27
Class C	50
Legal fees	83
Accounting services fee	69
Audit fees	16
Custodian fees	12
Other	108

Total	2,632
Less waiver of investment management fee (Notes 2 and 7)	(99)

Total expenses	2,533

Net investment income	11,626

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	2,135
Unrealized depreciation in value of investments during the period	(1,161)

Net gain on investments	974

Net increase in net assets resulting from operations	$12,600

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      MUNICIPAL HIGH INCOME FUND
      (In Thousands)

	For the six months ended March 31,	For the fiscal year ended September 30,
	2007	2006

INCREASE IN NET ASSETS
Operations:
Net investment income	$11,626	$21,108
Realized net gain on investments	2,135	1,761
Unrealized appreciation (depreciation)	(1,161)	9,050

Net increase in net assets resulting from operations	12,600	31,919

Distributions to shareholders from (Note 1D): (1)
Net investment income:
Class A	(11,067)	(20,435)
Class B	(134)	(266)
Class C	(247)	(413)
Class Y	(3)	(5)
Realized gains on investment transactions:
Class A	(–)	(–)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(–)	(–)

	(11,451)	(21,119)

Capital share transactions (Note 5)	29,392	53,682

Total increase	30,541	64,482
NET ASSETS
Beginning of period	487,007	422,525

End of period	$517,548	$487,007

Undistributed net investment income	$277	$317

(1)See "Financial Highlights" on pages 33 - 36.

See Notes to Financial Statements.

Financial Highlights
      MUNICIPAL HIGH INCOME FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,
3-31-07	2006	2005	2004	2003	2002

Net asset value, beginning of period	$5.10	$4.98	$4.88	$4.83	$4.95	$4.96

Income (loss) from investment operations:
Net investment income	0.12	0.24	0.26	0.26	0.26	0.26
Net realized and unrealized gain (loss) on investments	0.01	0.12	0.10	0.05	(0.12)	(0.01)

Total from investment operations	0.13	0.36	0.36	0.31	0.14	0.25

Less distributions from:
Net investment income	(0.12)	(0.24)	(0.26)	(0.26)	(0.26)	(0.26)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.12)	(0.24)	(0.26)	(0.26)	(0.26)	(0.26)

Net asset value, end of period	$5.11	$5.10	$4.98	$4.88	$4.83	$4.95

Total return(1)	2.54%	7.37%	7.45%	6.66%	3.02%	5.35%
Net assets, end of period (in millions)	$496	$467	$407	$386	$407	$431
Ratio of expenses to average net assets including expense waiver	0.98	%(2)	0.98%	0.97%	0.95%	0.96%	1.03%
Ratio of net investment income to average net assets including expense waiver	4.69	%(2)	4.72%	5.18%	5.41%	5.54%	5.39%
Ratio of expenses to average net assets excluding expense waiver	1.02	%(2)	0.98	%(3)	0.97	%(3)	0.95	%(3)	0.96	%(3)	1.03	%(3)
Ratio of net investment income to average net assets excluding expense waiver	4.65	%(2)	4.72	%(3)	5.18	%(3)	5.41	%(3)	5.54	%(3)	5.39	%(3)
Portfolio turnover rate	19%	29%	24%	28%	23%	23%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      MUNICIPAL HIGH INCOME FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,
3-31-07	2006	2005	2004	2003	2002

Net asset value, beginning of period	$5.10	$4.98	$4.88	$4.83	$4.95	$4.96

Income (loss) from investment operations:
Net investment income	0.10	0.19	0.21	0.22	0.22	0.22
Net realized and unrealized gain (loss) on investments	0.01	0.12	0.10	0.05	(0.12)	(0.01)

Total from investment operations	0.11	0.31	0.31	0.27	0.10	0.21

Less distributions from:
Net investment income	(0.10)	(0.19)	(0.21)	(0.22)	(0.22)	(0.22)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.10)	(0.19)	(0.21)	(0.22)	(0.22)	(0.22)

Net asset value, end of period	$5.11	$5.10	$4.98	$4.88	$4.83	$4.95

Total return	2.10%	6.47%	6.53%	5.75%	2.15%	4.46%
Net assets, end of period (in millions)	$7	$7	$7	$6	$6	$5
Ratio of expenses to average net assets including expense waiver	1.83	%(1)	1.82%	1.83%	1.81%	1.80%	1.85%
Ratio of net investment income to average net assets including expense waiver	3.83	%(1)	3.89%	4.31%	4.55%	4.71%	4.56%
Ratio of expenses to average net assets excluding expense waiver	1.87	%(1)	1.82	%(2)	1.83	%(2)	1.81	%(2)	1.80	%(2)	1.85	%(2)
Ratio of net investment income to average net assets excluding expense waiver	3.79	%(1)	3.89	%(2)	4.31	%(2)	4.55	%(2)	4.71	%(2)	4.56	%(2)
Portfolio turnover rate	19%	29%	24%	28%	23%	23%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      MUNICIPAL HIGH INCOME FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,
3-31-07	2006	2005	2004	2003	2002

Net asset value, beginning of period	$5.10	$4.98	$4.88	$4.83	$4.95	$4.96

Income (loss) from investment operations:
Net investment income	0.10	0.19	0.21	0.22	0.22	0.22
Net realized and unrealized gain (loss) on investments	0.01	0.12	0.10	0.05	(0.12)	(0.01)

Total from investment operations	0.11	0.31	0.31	0.27	0.10	0.21

Less distributions from:
Net investment income	(0.10)	(0.19)	(0.21)	(0.22)	(0.22)	(0.22)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.10)	(0.19)	(0.21)	(0.22)	(0.22)	(0.22)

Net asset value, end of period	$5.11	$5.10	$4.98	$4.88	$4.83	$4.95

Total return	2.08%	6.43%	6.49%	5.71%	2.16%	4.49%
Net assets, end of period (in millions)	$14	$13	$9	$5	$5	$5
Ratio of expenses to average net assets including expense waiver	1.89	%(1)	1.86%	1.87%	1.85%	1.80%	1.84%
Ratio of net investment income to average net assets including expense waiver	3.78	%(1)	3.82%	4.26%	4.49%	4.70%	4.58%
Ratio of expenses to average net assets excluding expense waiver	1.93	%(1)	1.86	%(2)	1.87	%(2)	1.85	%(2)	1.80	%(2)	1.84	%(2)
Ratio of net investment income to average net assets excluding expense waiver	3.74	%(1)	3.82	%(2)	4.26	%(2)	4.49	%(2)	4.70	%(2)	4.58	%(2)
Portfolio turnover rate	19%	29%	24%	28%	23%	23%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      MUNICIPAL HIGH INCOME FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,
3-31-07	2006	2005	2004	2003	2002

Net asset value, beginning of period	$5.10	$4.98	$4.88	$4.83	$4.95	$4.96

Income (loss) from investment operations:
Net investment income	0.12	0.25	0.27	0.27	0.27	0.26
Net realized and unrealized gain (loss) on investments	0.01	0.12	0.10	0.05	(0.12)	(0.01)

Total from investment operations	0.13	0.37	0.37	0.32	0.15	0.25

Less distributions from:
Net investment income	(0.12)	(0.25)	(0.27)	(0.27)	(0.27)	(0.26)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.12)	(0.25)	(0.27)	(0.27)	(0.27)	(0.26)

Net asset value, end of period	$5.11	$5.10	$4.98	$4.88	$4.83	$4.95

Total return	2.66%	7.61%	7.67%	6.87%	3.17%	5.35%
Net assets, end of period (in thousands)	$134	$105	$97	$83	$8,801	$8,646
Ratio of expenses to average net assets including expense waiver	0.74	%(1)	0.75%	0.76%	0.75%	0.80%	0.63%
Ratio of net investment income to average net assets including expense waiver	4.94	%(1)	4.96%	5.38%	5.78%	5.76%	5.68%
Ratio of expenses to average net assets excluding expense waiver	0.78	%(1)	0.75	%(2)	0.76	%(2)	0.75	%(2)	0.80	%(2)	0.63	%(2)
Ratio of net investment income to average net assets excluding expense waiver	4.90	%(1)	4.96	%(2)	5.38	%(2)	5.78	%(2)	5.76	%(2)	5.68	%(2)
Portfolio turnover rate	19%	29%	24%	28%	23%	23%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Notes to Financial Statements
      March 31, 2007

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Municipal High Income Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek to provide a high level of income which is not subject to Federal income tax. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Management's valuation committee makes fair value determinations for the Fund, subject to the supervision of the Board of Directors. Short-term debt securities, whether taxable or nontaxable, purchased with less than 60 days to maturity, are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 - Investment Security Transactions.

C. Federal income taxes - The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 - Federal Income Tax Matters.

D. Dividends and distributions - All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

E. Recently issued accounting standards - In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (FIN 48). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, in a tax return before being measured and recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and its potential impact on the Fund's financial statements, if any, is currently being assessed by management. In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." SFAS No. 157 defines  fair value for purposes of financial statement presentation, establishes a hierarchy for  measuring fair value in generally accepted accounting principles and expands  financial statement disclosures about fair value measurements that are relevant  to mutual funds. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007.   The Fund will adopt SFAS No. 157 during  2008 and its potential impact, if any, on the Fund's financial statements is currently being assessed by management.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. Until September 30, 2006, the fee was payable by the Fund at the annual rates of: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. Effective October 1, 2006, under terms of a settlement agreement reached in July 2006 (see Note 7), the fee is payable as follows: 0.485% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. During the six-month period ended March 31, 2007, the amount of the management fee waived due to the reduced rates was: $98,934.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.6958 for each shareholder account which is non-networked and which was in existence at any time during the prior month; however, WRSCO has agreed to reduce those fees if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Inc., Ivy Funds and Ivy Funds, Inc.) reaches certain levels. For certain networked accounts (that is, those shareholder accounts whose Fund shares are purchased through certain financial intermediaries), WRSCO has agreed to reduce its per account fees charged to the Fund to $0.50 per month per shareholder account. Additional fees may be paid by the Fund to those intermediaries. For Class Y shares, the Fund pays WRSCO a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of Class Y of the Fund for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $535,597. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and paid to W&R. During the six-month period ended March 31, 2007, W&R received $6,716, $6,021 and $6,827 in CDSC for Class A, Class B and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $416,982 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class.

During the six-month period ended March 31, 2007, the Fund paid Directors' regular compensation of $16,354, which is included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Security Transactions

Purchases of investment securities, other than U.S. government obligations and short-term securities, aggregated $121,697,081, while proceeds from maturities and sales aggregated $89,156,561. Purchases of short-term securities aggregated $1,035,918,740, while proceeds from maturities and sales aggregated $1,044,061,000. No U.S. government obligations were purchased or sold during the six-month period ended March 31, 2007.

For Federal income tax purposes, cost of investments owned at March 31, 2007 was $503,540,483, resulting in net unrealized appreciation of $15,592,797, of which $21,693,732 related to appreciated securities and $6,100,935 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended September 30, 2006 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$20,828,902
Distributed ordinary income	21,094,622
Undistributed ordinary income	473,406

Realized long-term capital gains	–
Distributed long-term capital gains	–
Undistributed long-term capital gains*	–

Capital loss carryover	–

Post-October losses deferred	145,381
*This entire amount was distributed prior to March 31, 2007.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year (post-October losses).

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

September 30, 2009	$4,281,239
September 30, 2010	11,473,462
September 30, 2011	3,929,709
September 30, 2012	4,152,198
September 30, 2013	5,048,012

Total carryover	$28,884,620

NOTE 5 - Multiclass Operations

The Fund currently offers three classes of shares, Class A, Class B and Class C, each of which have equal rights as to assets and voting privileges. Class Y shares, which are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure, were closed to new and additional investments. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity. Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended March 31, 2007	For the fiscal year ended September 30,2006

Shares issued from sale of shares:
Class A	10,808	16,990
Class B	111	208
Class C	686	1,277
Class Y	5	– *
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	1,749	3,226
Class B	20	41
Class C	45	74
Class Y	1	1
Shares redeemed:
Class A	(7,071)	(10,262)
Class B	(144)	(185)
Class C	(462)	(681)
Class Y	(– )*	(– )*

Increase in outstanding capital shares	5,748	10,689

Value issued from sale of shares:
Class A	$55,241	$85,284
Class B	566	1,042
Class C	3,507	6,414
Class Y	26	1
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	8,935	16,195
Class B	106	206
Class C	231	373
Class Y	3	4
Value redeemed:
Class A	(36,125)	(51,490)
Class B	(737)	(927)
Class C	(2,361)	(3,419)
Class Y	(– )*	(1)

Increase in outstanding capital	$29,392	$53,682

*Not shown due to rounding.

NOTE 6 - Inverse Floating Rate Obligations Issued by the Trust

The Fund may invest in inverse floating rate obligations. In this situation, a fixed-rate tax-exempt municipal bond owned by the Fund is transferred to a trust. The trust typically issues two classes of beneficial interests: short-term floating rate trust certificates (trust certificates), which are sold to third party investors, and residual interest certificates, which are generally issued to the Fund which made the transfer.

The transfer of the fixed-rate tax-exempt municipal bond to the trust does not qualify for sale treatment under Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". Therefore, this security is presented in the Fund's schedule of investments. Interest income on this underlying security is recorded by the Fund on an accrual basis. The trust certificates are reflected as a Fund liability. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to the trust are reported as expenses of the Fund. The trust certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the trust for redemption at par at each reset date.

NOTE 7 - Regulatory and Litigation Matters

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by certain of the Waddell & Reed Advisors Funds and by certain of the W&R Target Funds, Inc. (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

In addition, pursuant to the terms of agreement in the dismissal of separate litigation, Waddell & Reed has also agreed to extend the reduction in the aggregate investment management fees paid by the Funds, as described above, for an additional five years.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Waddell & Reed Advisors Municipal High Income Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Municipal High Income Fund, Inc. (the "Fund") as of March 31, 2007, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2006, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Municipal High Income Fund, Inc. as of March 31, 2007, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2006, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
May 17, 2007

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Group of Mutual Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com.

The Waddell & Reed Advisors Funds Family

Global/International Funds
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds
Waddell & Reed Advisors Cash Management

Specialty Funds
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1014SA (3-07)

ITEM 2. CODE OF ETHICS.
Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.
(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting that occurred over the Registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.
(b)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal High Income Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: June 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: June 8, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Vice President and Principal Financial Officer

Date: June 8, 2007